Restatement of Previously Issued Consolidated Financial Statements (FY)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Consolidated Financial Statements
4. Restatement of Previously Issued Consolidated Financial Statements

Restatement Background

On April 12, 2021, the Staff of the SEC released a statement (the “SEC Statement”) informing market participants that certain features of warrants commonly issued in transactions involving special purpose acquisition companies (“SPACs”), which features may also exist in certain non-SPAC issuers, may require classification as a liability of the entity measured at fair value, with changes in fair value reported in earnings each period. The Company previously classified its private placement warrants and public warrants (collectively, the “Warrants”) as components of equity. For a full description of the terms of the Warrants, please refer to the Warrant Agreement attached as Exhibit 4.1 to this Annual Report.

The SEC Statement discussed “certain features of warrants issued in SPAC transactions” that “may be common across many entities”. The SEC Statement indicated that when one or more of such features is included in a warrant, the warrant “should be classified as a liability measured at fair value, with changes in fair value each period reported in earnings.” Following consideration of the guidance in the SEC Statement, while the terms of the Warrants as set forth in the Warrant Agreement have not changed, the Company concluded the Warrants should be classified as a liability under Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity. Specifically, the exercise of the Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of our Class A shareholders. Because such a tender offer may not result in a change in control and trigger cash settlement and we do not control the occurrence of such event, we concluded that the Warrants do not meet the conditions to be classified in equity (deficit).

As a result of classifying the Warrants as liabilities, a portion of our transaction costs that were previously included in equity were allocated to the Warrants and recorded as general and administrative expenses.

Description of Restatement Tables

The following tables present the impact of the adjustments described above to our previously reported Consolidated Statements of Financial Condition as of December 31, 2020 and the Consolidated Statements of Income, Consolidated Statements of Comprehensive Income, Consolidated Statements of Equity (Deficit) and Consolidated Statements of Cash Flows for the year ended December 31, 2020. The amounts as previously reported were derived from the Original Form 10-K for the year ended December 31, 2020, filed with the SEC on March 12, 2021.

Consolidated Statements of Financial Condition

	As of December 31, 2020
	As Previously Reported	Restatement Impacts	As Restated
Assets
Cash and cash equivalents	$198,146	$—	$198,146
Management fees receivable	14,524	—	14,524
Incentive fees receivable	69,424	—	69,424
Due from related parties	11,326	—	11,326
Investments	166,273	—	166,273
Premises and equipment, net	7,870	—	7,870
Intangible assets, net	8,588	—	8,588
Goodwill	28,959	—	28,959
Deferred tax assets, net	73,766	387	74,153
Other assets	53,015	—	53,015
Total assets	631,891	387	632,278
Liabilities and Equity (Deficit)
Accrued compensation and benefits	74,681	—	74,681
Employee related obligations	25,274	—	25,274
Debt	335,155	—	335,155
Payable to related parties pursuant to the tax receivable agreement	60,131	387	60,518
Warrant liabilities	—	42,793	42,793
Accrued expenses and other liabilities	60,926	—	60,926
Total liabilities	556,167	43,180	599,347
Commitments and contingencies (Note 18)
Redeemable noncontrolling interest	115,121	—	115,121

Partners’ deficit	—	—	—
Preferred stock, $0.0001 par value, 100,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2020	—	—	—
Class A common stock, $0.0001 par value, 700,000,000 authorized; 40,835,093 issued and outstanding as of December 31, 2020	4	—	4
Class B common stock, $0.0001 par value, 500,000,000 authorized; 0 shares issued and outstanding as of December 31, 2020	—	—	—
Class C common stock, $0.0001 par value, 300,000,000 authorized; 144,235,246 issued and outstanding as of December 31, 2020	14	—	14
Additional paid-in capital	2,298	407	2,705
Accumulated other comprehensive income (loss)	(2,233)	—	(2,233)
Retained earnings	(20,098)	(9,734)	(29,832)
Member’s deficit - GCM, L.L.C.	—	—	—
Total GCM Grosvenor Inc. deficit / partners’ and member’s deficit	(20,015)	(9,327)	(29,342)
Noncontrolling interests in subsidiaries	94,013	—	94,013
Noncontrolling interests in GCMH	(113,395)	(33,466)	(146,861)
Total deficit	(39,397)	(42,793)	(82,190)
Total liabilities and equity (deficit)	$631,891	$387	$632,278

Consolidated Statements of Income

	Year Ended December 31, 2020
	As Previously Reported	Restatement Impacts	As Restated
Revenues
Management fees	$310,745	$—	$310,745
Incentive fees	111,650	—	111,650
Other operating income	7,586	—	7,586
Total operating revenues	429,981	—	429,981
Expenses
Employee compensation and benefits	388,465	—	388,465
General, administrative and other	82,374	2,257	84,631
Total operating expenses	470,839	2,257	473,096
Operating loss	(40,858)	(2,257)	(43,115)
Investment income	10,742	—	10,742
Interest income (expense)	(23,446)	—	(23,446)
Other income (expense)	(9,562)	—	(9,562)
Change in fair value of warrant liabilities	—	(13,315)	(13,315)
Net other income (expense)	(22,266)	(13,315)	(35,581)
Loss before income taxes	(63,124)	(15,572)	(78,696)
Income taxes	4,506	—	4,506
Net loss	(67,630)	(15,572)	(83,202)
Less: Net income attributable to redeemable noncontrolling interest	14,069	—	14,069
Less: Net income attributable to noncontrolling interests in subsidiaries	11,617	—	11,617
Less: Net income (loss) attributable to noncontrolling interests in GCMH	(100,823)	(12,114)	(112,937)
Net income (loss) attributable to GCM Grosvenor Inc.	$7,507	$(3,458)	$4,049

Earnings (loss) per share of Class A common stock (1) :
Basic	$0.19	$(0.09)	$0.10
Diluted	$(0.50)	$(0.08)	$(0.58)
Weighted average shares of Class A common stock outstanding (1) :
Basic	39,984,515	—	39,984,515
Diluted	184,219,761	—	184,219,761

(1) Represents earnings (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from November 17, 2020 through December 31, 2020, the period following the Transaction, as defined in Note 3 (see Note 21).

Consolidated Statements of Comprehensive Income

	Year Ended December 31, 2020
	As Previously Reported	Restatement Impacts	As Restated
Net loss	$(67,630)	$(15,572)	$(83,202)
Other comprehensive income (loss):
Unrealized gain on cash flow hedges	(4,880)	—	(4,880)
Foreign currency translation adjustment	778	—	778
Total other comprehensive income (loss)	(4,102)	—	(4,102)
Comprehensive income (loss) before noncontrolling interests	(71,732)	(15,572)	(87,304)
Less: Comprehensive income attributable to redeemable noncontrolling interest	14,069	—	14,069
Less: Comprehensive income attributable to noncontrolling interests in subsidiaries	11,617	—	11,617
Less: Comprehensive income (loss) attributable to noncontrolling interests in GCMH	(105,174)	(12,114)	(117,288)
Comprehensive income (loss) attributable to GCM Grosvenor Inc.	$7,756	$(3,458)	$4,298

Consolidated Statements of Equity (Deficit)

The following table summarizes the effect of the restatement on each impacted financial statement line on the Consolidated Statements of Equity (Deficit) for the year ended December 31, 2020.

	Partners’ Deficit	Member’s Deficit-GCM, L.L.C.	Class A Common Stock	Class C Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest in Subsidiaries	Noncontrolling Interest in GCMH	Total Equity (Deficit)	Redeemable Noncontrolling Interest
As Previously Reported, For The Year Ended December 31, 2020
Effect of the Transaction and purchase of GCMH units	$366,192	$145	$—	$—	$(342,945)	$(26,541)	$8,970	$—	$(117,459)	$(111,638)	$—
Deferred costs	—	—	—	—	(10,367)	—	—	—	(37,457)	(47,824)	—
Issuance of Class A common stock due to exercised warrants	—	—	—	—	2,298	—	—	—	8,283	10,581	—
Net income (loss) subsequent to the Transaction	—	—	—	—	—	7,507	—	7,744	(93,900)	(78,649)	8,125
Restatement Impacts, For The Year Ended December 31, 2020
Effect of the Transaction and purchase of GCMH units	—	—	—	—	(489)	(6,276)	—	—	(24,446)	(31,211)	—
Deferred costs	—	—	—	—	489	—	—	—	1,768	2,257	—
Issuance of Class A common stock due to exercised warrants	—	—	—	—	407	—	—	—	1,326	1,733	—
Net income (loss) subsequent to the Transaction	—	`	—	—	—	(3,458)	—	—	(12,114)	(15,572)	—
As Restated, For The Year Ended December 31, 2020
Effect of the Transaction and purchase of GCMH units	366,192	145	—	—	(343,434)	(32,817)	8,970	—	(141,905)	(142,849)	—
Deferred costs	—	—	—	—	(9,878)	—	—	—	(35,689)	(45,567)	—
Issuance of Class A common stock due to exercised warrants	—	—	—	—	2,705	—	—	—	9,609	12,314	—
Net income (loss) subsequent to the Transaction	$—	$—	$—	$—	$—	$4,049	$—	$7,744	$(106,014)	$(94,221)	$8,125

Consolidated Statements of Cash Flows

	Year Ended December 31, 2020
	As Previously Reported	Restatement Impacts	As Restated
Cash flows from operating activities
Net income (loss)	$(67,630)	$(15,572)	$(83,202)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization expense	9,818	—	9,818
Deferred taxes	629	—	629
Other non-cash compensation	4,564	—	4,564
Non-cash partnership interest-based compensation	172,358	—	172,358
Amortization of debt issuance costs	1,336	—	1,336
Loss on extinguishment of debt	1,514	—	1,514
Change in fair value of derivatives	8,572	—	8,572
Change in fair value of warrants liabilities	—	13,315	13,315
Amortization of deferred rent	130	—	130
Proceeds received from investments	8,050	—	8,050
Non-cash investment income	(10,742)	—	(10,742)
Other	94	2,257	2,351
Change in assets and liabilities		—
Management fees receivable	(595)	—	(595)
Incentive fees receivable	(48,653)	—	(48,653)
Due from related parties	(1,100)	—	(1,100)
Other assets	(16,568)	—	(16,568)
Accrued compensation and benefits	6,295	—	6,295
Employee related obligations	2,660	—	2,660
Accrued expenses and other liabilities	(2,562)	—	(2,562)
Net cash provided by operating activities	68,170	—	68,170
Cash flows from investing activities		—
Purchases of premises and equipment	(1,308)	—	(1,308)
Contributions/subscriptions to investments	(23,911)	—	(23,911)
Withdrawals/redemption from investments	19,688	—	19,688
Net cash provided by (used in) investing activities	(5,531)	—	(5,531)
Cash flows from financing activities		—
Capital contributions received from noncontrolling interest	177,832	—	177,832
Capital contributions received from member	—	—	—
Capital distributions paid to partners and member	(153,670)	—	(153,670)
Capital distributions paid to the noncontrolling interest	(39,812)	—	(39,812)
Proceeds from credit facility	20,000	—	20,000
Principal payments on credit facility	(45,000)	—	(45,000)
Principal payments on senior loan	(91,195)	—	(91,195)
Debt issuance costs	—	—	—
Capital contributions related to the Transaction and PIPE transactions net of underwriting costs	179,857	—	179,857
Proceeds from exercise of warrants	6,745	—	6,745
Net cash provided by (used in) financing activities	54,757	—	54,757
Effect of exchange rate changes on cash	884	—	884
Net increase (decrease) in cash and cash equivalents	$118,280	$—	$118,280
Cash and cash equivalents		—
Beginning of year	79,866	—	79,866
End of year	$198,146	$—	$198,146
Supplemental disclosure of cash flow information		—
Cash paid during the year for interest	$21,464	$—	$21,464
Cash paid during the year for income taxes	$3,160	$—	$3,160
Supplemental disclosure of non-cash information from financing activities		—
Deemed contributions from GCMH Equityholders	$172,358	$—	$172,358
Establishment of deferred tax assets, net related to tax receivable agreement and the Transaction	$14,140	$—	$14,140